Prospectus Supplement                                         211075 1/04
dated January 23, 2004 to:

PUTNAM CAPITAL OPPORTUNITIES FUND
Prospectuses dated August 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader           Since   Experience
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Joseph P. Joseph           1999    1994 - Present       Putnam Management
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Portfolio members          Since   Experience
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Tinh D. Bui                2002    2001 - Present       Putnam Management
                                   Prior to Aug. 2001   PPM America, Inc.
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Gerald L. Moore            2000    1997 - Present       Putnam Management
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John A. Ferry              2003    1998 - Present       Putnam Management
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